November 19, 2009

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: Vanguard Scottsdale Funds (the Trust)
File No. 333-11763

Commissioners,

Enclosed is the 22nd Post-Effective Amendment to the Trust’s Registration Statement on Form N-1A, which we are filing pursuant to Rule 485(b) under the Securities Act of 1933. This Amendment follows a 485 (a) filing we made on August 11, 2009, to introduce seven new series to the Trust and 485(b)-XT filings on October 29 and November 13, 2009 for the purposes of extending the effective date. The purposes of this Amendment are to: 1) address comments of the Commission's Staff regarding the prior Amendment, and 2) make a number of non-material editorial changes.

This Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b). Pursuant to Rule 485(d)(2), this Amendment designates an effective date of November 19, 2009, so both this Amendment and the preceding 485(a) filing will go effective concurrently.

Please contact me at (610) 503-2398 with any questions or comments that you have concerning the enclosed Amendment.

Sincerely,

Barry A. Mendelson
Principal and Senior Counsel
The Vanguard Group, Inc.

cc: Christian Sandoe, Esq.
Securities & Exchange Commission